Significant Changes in the Current Reporting Period - Additional Information (Details) $ / shares in Units, $ in Thousands, shares in Millions, $ in Millions	1 Months Ended			12 Months Ended			83 Months Ended
	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 AUD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Mar. 15, 2028 AUD ($) $ / shares shares	May 31, 2020 shares	Oct. 31, 2019 shares
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Description of top-line results from DREAM-HF Phase 3				In December 2020, the Group announced top-line results from the DREAM-HF Phase 3 randomized controlled trial of its allogeneic cell therapy rexlemestrocel-L in 537 patients with advanced chronic heart failure. Over a mean 30 months of follow-up, patients with advanced chronic heart failure who received a single endomyocardial treatment with rexlemestrocel-L on top of maximal therapies had 60% reduction in incidence of heart attacks or strokes and 60% reduction in death from cardiac causes when treated at an earlier stage in the progressive disease process. Despite significant reduction in the pre-specified endpoint of cardiac death, there was no reduction in recurrent non-fatal decompensated heart failure events, which was the trial’s primary endpoint.
Proceeds from issue of shares				$ 106,268	$ 144,946	$ 30,258
Number of shares issued and fully paid | shares								43.0	37.5
Ordinary Shares | Private Placement
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Proceeds from issue of shares		$ 110,000	$ 138.0
Number of shares issued and fully paid | shares			60.1
Par value per share | $ / shares			$ 2.30
Major Ordinary Share Transactions | Ordinary Shares | Private Placement
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Number of shares to be purchased through private placement of warrants | shares							15.0
Purchase price per share in private placement of warrants | $ / shares							$ 2.88
Percentage of share premium price							25.00%
Proceeds from issuing shares in private placement							$ 43.2
Hercules Capital, Inc.
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Description of principal repayment				In August 2020, the Group amended the terms of the Hercules loan and security agreement to defer principal repayments to March 2021. In January 2021, the Group amended the terms of the loan agreement to extend the interest-only period of the loan up to March 2022, subject to achieving certain milestones. In March 2021, the Group met the requirements of the loan and security agreement to defer the interest only period to July 2021. In May 2021, the Group and Hercules amended the terms of the loan and security agreement to extend the interest-only period to October 1, 2021. In August 2021, as disclosed in Note 15, the Group and Hercules amended the terms of the loan and security agreement to extend the interest-only period to January 1, 2022. Presentation at June 30, 2021 has not been changed as a result of this amendment.
Principal repayment due term				2021-03
Novartis | License and Collaboration Agreement
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Description of license and collaboration agreement				In November 2020, the Group entered into a license and collaboration agreement with Novartis for the development, manufacture, and commercialization of remestemcel-L, with an initial focus on the treatment of acute respiratory distress syndrome (ARDS) including that associated with COVID-19. The agreement remains subject to certain closing conditions, including time to analyze the results from the COVID-19 ARDS trial.
Grunenthal
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Payments received from related party	$ 17,500
Cumulative milestone payments	1,000,000
Grunenthal | Top of Range
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Eligible to receive payments from related party	$ 112,500
Loan Agreement | Hercules Capital, Inc. | Top of Range
Disclosure Of Significant Changes In Current Reporting Period [Line Items]
Principal repayment due term				2022-03